ALLMERICA SELECT
       A Higher Standard________________________________________________________


       [GRAPHIC]                                .   Allmerica Select Life

                                                .   Allmerica Select Inheiritage

                                                .   Allmerica Select SPL

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                          [LOGO] ALLMERICA FINANCIAL(R)

                              Semi-Annual Report

                                 JUNE 30, 2001

General Information

Officers of First Allmerica Financial Life Insurance
Company (FAFLIC) and Allmerica Financial Life
Insurance and Annuity Company (AFLIAC)

John F. O'Brien, President, CEO (FAFLIC) and
   Chairman of the Board (AFLIAC)
Richard M. Reilly, President and CEO (AFLIAC)
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and
   Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary and Counsel (FAFLIC)

Investment Advisers
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
   AIM V.I. Aggressive Growth Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
   Alliance Growth and Income Portfolio
   Alliance Premier Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

     Investment Sub-Advisers
     Allmerica Asset Management, Inc.
     440 Lincoln Street, Worcester, MA 01653
        Equity Index Fund
        Select Investment Grade Income Fund
        Money Market Fund

     Bank of Ireland Asset Management (U.S.) Limited
     U.S. Offices: 20 Horseneck Lane,
     Greenwich, CT 06830
     Main Offices: 26 Fitzwilliam Place, Dublin 2, Ireland
        Select International Equity Fund

     Cramer Rosenthal McGlynn, LLC
     707 Westchester Avenue, White Plains, NY 10604
        Select Value Opportunity Fund

     J.P. Morgan Investment Management Inc.
     522 Fifth Avenue, New York, NY 10036
        Select Growth and Income Fund

     Jennison Associates LLC
     466 Lexington Street, New York, NY 10017
        Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
          Select Aggressive Growth Fund (Co-Sub-Adviser)

     Putnam Investment Management, Inc.
     One Post Office Square, Boston, MA 02109
        Select Growth Fund

     Schroder Investment Management North America Inc.
     787 Seventh Avenue, New York, NY 10019
        Select Emerging Markets Fund

     TCW Investment Management Company
     865 South Figueroa, Los Angeles, CA 90017
        Select Strategic Growth Fund

     T. Rowe Price Associates, Inc.
     100 East Pratt Street, Baltimore, MD 21202
        Select Capital Appreciation Fund

     Western Asset Management Company
     117 East Colorado Blvd., Pasadena, CA 91105
        Select Strategic Income Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP Growth Portfolio
   Fidelity VIP High Income Portfolio

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
   Franklin Small Cap Fund
   Franklin Mutual Shares Securities Fund

INVESCO Funds Group, Inc.
7800 East Union Avenue, Denver, CO 80217
   INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
   Janus Aspen Growth Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
   T. Rowe Price International Stock Portfolio

Product Performance Summary

Allmerica Select Life Variable Universal Life (FAFLIC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Life sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews that follow.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                       5/1/01  -15.39%  13.20%     13.71%      -3.24%  -100.00%   3.18%     10.12%     -99.04%
AIT Money Market Fund                       1/4/99    5.16%   4.67%      4.12%       4.65%  -100.00%  -6.42%      0.01%     -34.27%
AIT Select Aggressive Growth Fund           1/4/99  -35.72%   3.54%     10.65%      -3.96%  -100.00%  -7.72%      6.28%     -45.60%
AIT Select Capital Appreciation Fund        1/4/99   -0.66%   9.72%     15.99%      11.65%  -100.00%  -0.70%      9.03%     -25.47%
AIT Select Emerging Markets Fund            1/4/99  -32.99%     N/A     -7.70%      -1.82%  -100.00%     N/A    -33.64%     -42.72%
AIT Select Growth Fund                      1/4/99  -29.06%  11.41%     11.26%      -4.32%  -100.00%   1.20%      6.92%     -46.09%
AIT Select Growth and Income Fund           1/4/99  -15.10%   8.67%     10.01%      -0.70%  -100.00%  -1.88%      5.60%     -41.23%
AIT Select International Equity Fund        1/4/99  -21.90%   6.24%      7.32%      -0.81%  -100.00%  -4.63%      1.17%     -41.38%
AIT Select Investment Grade Income Fund     1/4/99    9.48%   5.85%      5.26%       4.24%  -100.00%  -5.07%      0.55%     -34.79%
AIT Select Strategic Growth Fund            1/4/99  -43.97%     N/A    -13.63%     -16.89%  -100.00%     N/A    -41.76%     -64.20%
AIT Select Strategic Income Fund            5/1/01      N/A     N/A      8.16%       0.66%       N/A     N/A    -99.99%     -99.04%
AIT Select Value Opportunity Fund           1/4/99   28.34%  13.43%     13.27%      12.18%   -87.16%   3.44%      8.54%     -24.81%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             5/1/01  -27.16%     N/A      6.88%       1.15%  -100.00%     N/A    -17.06%     -99.04%

Alliance Variable Products Series
Fund, Inc. (Class B)
Alliance Growth and Income Portfolio        5/1/01   13.30%  17.54%     14.52%      -1.66%  -100.00%   7.96%     10.96%     -99.04%
Alliance Premier Growth Portfolio           5/1/01  -28.84%  15.85%     16.33%      -7.37%  -100.00%   6.11%     12.34%     -99.04%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio        1/4/99    9.51%  11.00%     14.54%       4.96%  -100.00%   0.74%     10.98%     -33.87%
Fidelity VIP Growth Portfolio               1/4/99  -24.08%  13.68%     16.30%       3.39%  -100.00%   3.72%     12.81%     -35.89%
Fidelity VIP High Income Portfolio          1/4/99  -24.99%  -2.00%      6.35%     -10.44%  -100.00% -14.20%      2.38%     -54.62%

Performance returns given above are for the Allmerica Select Life sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Life Variable Universal Life (FAFLIC) continued
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Life sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews that follow.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance
Products Trust (Class 2)
FT VIP Franklin Small Cap Fund              5/1/01  -29.69%  12.24%     14.47%      -2.01%  -100.00%   2.12%      6.27%     -99.04%
FT VIP Mutual Shares Securities Fund        5/1/01   23.90%     N/A     11.66%       3.34%   -91.17%     N/A     -0.19%     -99.04%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund            5/1/01   -4.33%     N/A     15.93%       3.07%  -100.00%     N/A      2.18%     -99.04%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                5/1/01  -23.67%  12.91%     13.72%      -6.81%  -100.00%   2.86%      8.69%     -99.04%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
Portfolio                                   1/4/99  -28.19%   2.08%      4.16%      -5.09%  -100.00%  -9.41%     -2.17%     -47.14%

Performance returns given above are for the Allmerica Select Life sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Life Variable Universal Life (AFLIAC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Life sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews that follow.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                       5/1/01  -15.39%  13.20%     13.71%      -3.24%  -100.00%   2.61%      9.84%    -100.00%
AIT Money Market Fund                       5/1/95    5.16%   4.74%      4.15%       4.74%  -100.00%  -6.92%     -0.25%      -3.73%
AIT Select Aggressive Growth Fund           5/1/95  -35.72%   3.53%     10.65%       8.84%  -100.00%  -8.31%      5.96%       0.80%
AIT Select Capital Appreciation Fund       4/28/95   -0.66%   9.72%     15.99%      15.98%  -100.00%  -1.27%      8.57%       8.55%
AIT Select Emerging Markets Fund           2/20/98  -32.99%     N/A     -7.70%      -7.70%  -100.00%     N/A    -34.51%     -34.51%
AIT Select Growth Fund                      5/1/95  -29.06%  11.40%     11.26%      14.07%  -100.00%   0.61%      6.61%       6.49%
AIT Select Growth and Income Fund           5/1/95  -15.10%   8.66%     10.01%      11.76%  -100.00%  -2.46%      5.28%       3.99%
AIT Select International Equity Fund        5/1/95  -21.90%   6.25%      7.32%       8.32%  -100.00%  -5.19%      0.77%       0.23%
AIT Select Investment Grade Income Fund     5/1/95    9.48%   5.86%      5.27%       5.99%  -100.00%  -5.64%      0.23%      -2.34%
AIT Select Strategic Growth Fund           2/20/98  -43.97%     N/A    -13.63%     -13.63%  -100.00%     N/A    -42.64%     -42.64%
AIT Select Strategic Income Fund            5/1/01      N/A     N/A      8.16%       0.66%       N/A     N/A   -100.00%    -100.00%
AIT Select Value Opportunity Fund          2/20/98   28.34%  13.42%     13.26%       8.63%   -88.77%   2.86%      8.19%     -13.90%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             5/1/01  -27.16%     N/A      6.88%       1.15%  -100.00%     N/A    -17.97%    -100.00%

Alliance Variable Products Series
Fund, Inc. (Class B)
Alliance Growth and Income Portfolio        5/1/01   13.30%  17.54%     14.52%      -1.66%  -100.00%   7.39%     10.69%    -100.00%
Alliance Premier Growth Portfolio           5/1/01  -28.84%  15.85%     16.33%      -7.37%  -100.00%   5.54%     12.04%    -100.00%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio        5/1/95    9.51%  11.12%     14.61%      13.11%  -100.00%   0.30%     10.78%       5.45%
Fidelity VIP Growth Portfolio               5/1/95  -24.08%  13.64%     16.28%      16.70%  -100.00%   3.10%     12.52%       9.32%
Fidelity VIP High Income Portfolio          5/1/95  -24.99%  -2.20%      6.24%       0.83%  -100.00% -31.18%      1.98%      -8.12%

Performance returns given above are for the Allmerica Select Life sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Life Variable Universal Life (AFLIAC) continued
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Life sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews that follow.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                 10 Years                                 10 Years
                                               Sub-                    10 Years or Life of                     10 Years  or Life of
                                            Account                     or Life       Sub-                      or Life        Sub-
                                          Inception        1       5    of Fund    Account         1       5    of Fund     Account
Sub-Accounts                                   Date     Year   Years  (if less)  (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance
Products Trust (Class 2)
FT VIP Franklin Small Cap Fund               5/1/01  -29.69%  12.24%     14.47%     -2.01%  -100.00%   1.55%      5.77%    -100.00%
FT VIP Mutual Shares Securities Fund         5/1/01   23.90%     N/A     11.66%      3.34%   -92.72%     N/A     -0.81%    -100.00%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund             5/1/01   -4.33%     N/A     15.93%      3.07%  -100.00%     N/A      1.47%    -100.00%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                 5/1/01  -23.67%  12.91%     13.72%     -6.82%  -100.00%   2.29%      8.33%    -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio 8/23/95  -28.19%   2.11%      4.06%      3.68%  -100.00%  -9.96%     -2.68%      -5.64%

Performance returns given above are for the Allmerica Select Life sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Inheiritage (FAFLIC) Variable Universal Survivorship Life
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Inheiritage sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews that follow.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Equity Index Fund                     10/19/95  -15.69%  12.81%     13.31%      13.69%  -100.00%   4.92%     11.67%       7.81%
AIT Money Market Fund                     11/20/95    4.79%   4.38%      3.79%       4.36%   -95.95%  -5.18%      1.52%      -3.32%
AIT Select Aggressive Growth Fund          8/28/95  -35.95%   3.17%     10.26%       5.72%  -100.00%  -6.68%      7.92%      -1.01%
AIT Select Capital Appreciation Fund       4/28/95   -1.01%   9.34%     15.60%      15.60%  -100.00%   0.83%     10.99%      10.99%
AIT Select Emerging Markets Fund           2/20/98  -33.23%     N/A     -8.01%      -8.01%  -100.00%     N/A    -36.07%     -36.07%
AIT Select Growth Fund                     8/28/95  -29.31%  11.02%     10.87%      11.39%  -100.00%   2.82%      8.57%       5.57%
AIT Select Growth and Income Fund          9/10/95  -15.40%   8.29%      9.63%       9.53%  -100.00%  -0.43%      7.24%       3.34%
AIT Select International Equity Fund        5/3/94  -22.18%   5.88%      6.95%       6.95%  -100.00%  -3.34%      2.81%       2.81%
AIT Select Investment Grade Income Fund    9/11/98    9.10%   5.49%      4.90%       3.57%   -91.81%  -3.82%      2.09%     -25.90%
AIT Select Strategic Growth Fund           2/20/98  -44.17%     N/A    -13.92%     -13.92%  -100.00%     N/A    -45.60%     -45.60%
AIT Select Strategic Income Fund            5/1/01      N/A     N/A      7.78%       0.60%       N/A     N/A    -93.13%     -99.30%
AIT Select Value Opportunity Fund          9/17/95   27.89%  13.04%     12.88%      14.22%   -73.76%   5.19%     10.29%       8.64%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             5/1/01  -27.42%     N/A      6.51%       1.09%  -100.00%     N/A    -17.48%     -99.22%

Alliance Variable Products Series
Fund, Inc. (Class B)
Alliance Growth and Income Portfolio        5/1/01   12.91%  17.13%     14.12%      -1.72%   -88.15%   9.92%     12.52%     -99.30%
Alliance Premier Growth Portfolio           5/1/01  -29.09%  15.45%     15.93%      -7.42%  -100.00%   7.99%     14.03%     -99.30%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio       8/28/95    9.12%  10.74%     14.21%      11.85%   -91.79%   2.49%     12.61%       6.10%
Fidelity VIP Growth Portfolio              8/28/95  -24.35%  13.24%     15.87%      12.90%  -100.00%   5.43%     14.35%       7.29%
Fidelity VIP High Income Portfolio         12/4/95  -25.25%  -2.54%      5.87%      -1.00%  -100.00% -13.95%      3.77%     -10.03%

Performance returns given above are for the Allmerica Select Inheiritage sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Inheiritage (FAFLIC) Variable Universal Survivorship Life continued
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Inheiritage sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews that follow.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
Franklin Templeton Variable Insurance
Products Trust (Class 2)
FT VIP Franklin Small Cap Fund              5/1/01  -29.93%  11.85%     14.07%      -2.07%  -100.00%   3.80%      8.14%     -99.30%
FT VIP Mutual Shares Securities Fund        5/1/01   23.47%     N/A     11.28%       3.28%   -78.01%     N/A      1.27%     -98.87%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund            5/1/01   -4.66%     N/A     15.53%       3.01%  -100.00%     N/A      3.66%     -98.91%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                5/1/01  -23.93%  12.52%     13.33%      -6.86%  -100.00%   4.58%     10.48%     -91.75%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
Portfolio                                  8/28/95  -28.44%   1.75%      3.82%       3.45%  -100.00%  -8.45%     -0.64%      -3.70%

Performance returns given above are for the Allmerica Select Inheiritage sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Inheiritage (AFLIAC) Variable Universal Survivorship Life
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Inheiritage sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews that follow.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                      9/19/94  -15.69%  12.81%     13.31%      15.33%  -100.00%   4.25%     11.41%      11.16%
AIT Money Market Fund                      5/26/94    4.79%   4.38%      3.87%       4.30%   -97.50%  -5.91%      1.32%      -0.72%
AIT Select Aggressive Growth Fund          4/25/94  -35.95%   3.17%     10.32%       7.63%  -100.00%  -7.42%      7.67%       3.17%
AIT Select Capital Appreciation Fund       4/28/95   -1.01%   9.34%     15.59%      15.59%  -100.00%   0.13%     10.49%      10.49%
AIT Select Emerging Markets Fund           2/20/98  -33.23%     N/A     -8.03%      -8.03%  -100.00%     N/A    -37.71%     -37.71%
AIT Select Growth Fund                     5/19/94  -29.31%  11.02%     10.87%      12.73%  -100.00%   2.13%      8.26%       8.77%
AIT Select Growth and Income Fund           5/1/94  -15.40%   8.29%      9.64%      11.12%  -100.00%  -1.13%      6.94%       7.05%
AIT Select International Equity Fund        5/3/94  -22.18%   5.88%      6.95%       6.95%  -100.00%  -4.06%      2.38%       2.38%
AIT Select Investment Grade
Income Fund                                1/21/97    9.10%   5.55%      4.94%       5.26%   -93.42%  -4.47%      1.81%      -8.12%
AIT Select Strategic Growth Fund           2/20/98  -44.17%     N/A    -13.93%     -13.93%  -100.00%     N/A    -47.41%     -47.41%
AIT Select Strategic Income Fund            5/1/01      N/A     N/A      7.78%       0.60%       N/A     N/A    -94.71%    -100.00%
AIT Select Value Opportunity Fund           6/1/94   27.89%  13.04%     12.88%      13.34%   -75.60%   4.52%      9.95%       9.40%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             5/1/01  -27.42%     N/A      6.51%       1.09%  -100.00%     N/A    -18.92%    -100.00%

Alliance Variable Products Series
Fund, Inc. (Class B)
Alliance Growth and Income Portfolio        5/1/01   12.91%  17.13%     14.12%      -1.72%   -89.80%   9.26%     12.26%    -100.00%
Alliance Premier Growth Portfolio           5/1/01  -29.09%  15.45%     15.93%      -7.42%  -100.00%   7.32%     13.74%    -100.00%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio       4/29/94    9.12%  10.74%     14.21%      13.42%   -93.40%   1.80%     12.36%       9.58%
Fidelity VIP Growth Portfolio              5/11/94  -24.35%  13.24%     15.88%      16.15%  -100.00%   4.75%     14.10%      12.53%
Fidelity VIP High Income Portfolio         5/12/94  -25.25%  -2.54%      5.87%       1.44%  -100.00% -33.92%      3.49%      -4.00%

Performance returns given above are for the Allmerica Select Inheiritage sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Inheiritage (AFLIAC) Variable Universal Survivorship Life continued
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Inheiritage sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews that follow.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust (Class 2)
FT VIP Franklin Small Cap Fund              5/1/01  -29.94%  11.85%     14.07%      -2.07%  -100.00%   3.12%      7.58%    -100.00%
FT VIP Mutual Shares Securities Fund        5/1/01   23.47%     N/A     11.28%       3.28%   -79.80%     N/A      0.49%     -99.82%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund            5/1/01   -4.66%     N/A     15.53%       3.01%  -100.00%     N/A      2.76%     -99.87%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                5/1/01  -23.93%  12.52%     13.33%      -6.86%  -100.00%   3.90%     10.12%     -91.95%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
Portfolio                                  6/30/95  -28.44%   1.75%      3.80%       3.88%  -100.00%  -9.21%     -1.11%      -3.27%

Performance returns given above are for the Allmerica Select Inheiritage sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select SPL (FAFLIC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select SPL sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Equity Index Fund                       5/1/01  -15.62%  12.87%     13.37%      -3.26%   -28.20%   9.80%     11.40%     -11.02%
AIT Money Market Fund                       5/1/01    4.86%   4.44%      3.85%       0.60%    -8.34%   1.17%      2.05%     -10.41%
AIT Select Aggressive Growth Fund           5/1/01  -35.90%   3.23%     10.32%      -3.34%  -100.00%  -0.08%      8.28%     -11.03%
AIT Select Capital Appreciation Fund        5/1/01   -0.93%   9.40%     15.65%      -0.62%   -13.96%   6.26%     13.02%     -10.60%
AIT Select Emerging Markets Fund            5/1/01  -33.17%     N/A     -7.97%      -0.80%  -100.00%     N/A    -13.16%     -10.63%
AIT Select Growth Fund                      5/1/01  -29.25%  11.08%     10.93%      -4.08%   -41.41%   7.98%      8.88%     -11.15%
AIT Select Growth and Income Fund           5/1/01  -15.34%   8.35%      9.69%     -15.34%   -27.93%   5.19%      7.65%     -12.95%
AIT Select International Equity Fund        5/1/01  -22.12%   5.94%      7.00%      -7.28%   -34.50%   2.72%      4.61%     -11.66%
AIT Select Investment Grade Income Fund     5/1/01    9.21%   5.76%      6.60%       0.49%    -4.13%   2.53%      4.75%     -10.42%
AIT Select Strategic Growth Fund            5/1/01  -44.12%     N/A    -13.88%       1.71%  -100.00%     N/A    -19.55%     -10.23%
AIT Select Strategic Income Fund            5/1/01      N/A     N/A      7.86%       0.64%       N/A     N/A     -5.47%     -10.40%
AIT Select Value Opportunity Fund           5/1/01   27.99%  13.10%     12.94%       0.99%    14.08%  10.03%     10.77%     -10.34%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             5/1/01  -27.37%     N/A      6.57%       1.14%   -39.59%     N/A      1.86%     -10.32%

Alliance Variable Products Series
Fund, Inc. (Class B)
Alliance Growth and Income Portfolio        5/1/01   12.98%  17.20%     14.18%      -1.68%    -0.47%  14.18%     12.20%     -10.77%
Alliance Premier Growth Portfolio           5/1/01  -29.04%  15.51%     15.99%      -7.38%   -41.21%  12.47%     13.91%     -11.68%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio        5/1/01    9.20%  10.80%     14.18%      -1.35%    -4.14%   7.69%     12.20%     -10.72%
Fidelity VIP Growth Portfolio               5/1/01  -24.29%  13.31%     15.94%      -3.88%   -36.60%  10.24%     13.95%     -11.12%
Fidelity VIP High Income Portfolio          5/1/01  -25.19%  -2.49%      5.92%      -4.27%   -37.48%  -6.06%      4.08%     -11.18%

Performance returns given above are for the Allmerica Select SPL sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select SPL (FAFLIC) continued
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select SPL sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust (Class 2)
FT VIP Franklin Small Cap Fund              5/1/01  -29.89%  11.91%     14.13%      -2.03%   -42.03%   8.82%     11.32%     -10.83%
FT VIP Mutual Shares Securities Fund        5/1/01   23.55%     N/A     11.34%       3.32%     9.78%     N/A      8.03%      -9.97%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund            5/1/01   -4.59%     N/A     15.59%       3.05%   -17.51%     N/A     12.04%     -10.02%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                5/1/01  -23.88%  12.58%     13.39%      -6.82%   -36.21%   9.50%     11.15%     -11.59%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
Portfolio                                   5/1/01  -28.39%   1.81%      3.87%      -9.71%   -40.58%  -1.55%      1.46%     -12.05%

Performance returns given above are for the Allmerica Select SPL sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select SPL (AFLIAC)
--------------------------------------------------------------------------------

For easy reference, the total returns for the Allmerica Select SPL sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Equity Index Fund                       5/1/01  -15.62%  12.87%     13.37%      -3.26%   -28.20%   9.80%     11.40%     -11.02%
AIT Money Market Fund                      11/2/98    5.05%   4.64%      4.06%       4.73%    -8.16%   1.38%      2.25%      -0.93%
AIT Select Aggressive Growth Fund          11/2/98  -35.79%   3.43%     10.54%       1.76%  -100.00%   0.13%      8.49%      -4.00%
AIT Select Capital Appreciation Fund       11/2/98   -0.76%   9.61%     15.88%      16.00%   -13.79%   6.48%     13.25%      10.60%
AIT Select Emerging Markets Fund           11/2/98  -33.06%     N/A     -7.79%       0.31%  -100.00%     N/A    -12.97%      -5.50%
AIT Select Growth Fund                     11/2/98  -29.13%  11.30%     11.15%       1.49%   -41.30%   8.20%      9.10%      -4.28%
AIT Select Growth and Income Fund          11/2/98  -15.19%   8.56%      9.91%       1.93%   -27.78%   5.41%      7.87%      -3.83%
AIT Select International Equity Fund       11/2/98  -21.98%   6.14%      7.21%       3.04%   -34.36%   2.92%      4.82%      -2.68%
AIT Select Investment Grade Income Fund    11/2/98    9.37%   5.75%      5.16%       4.33%    -3.97%   2.52%      3.16%      -1.35%
AIT Select Strategic Growth Fund           11/2/98  -44.03%     N/A    -13.71%     -14.36%  -100.00%     N/A    -19.36%     -20.96%
AIT Select Strategic Income Fund            5/1/01      N/A     N/A      7.86%       0.64%       N/A     N/A     -5.47%     -10.40%
AIT Select Value Opportunity Fund          11/2/98   28.21%  13.32%     13.16%      12.28%    14.29%  10.25%     10.98%       6.81%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             5/1/01  -27.37%     N/A      6.57%       1.14%   -39.59%     N/A      1.86%     -10.32%

Alliance Variable Products Series
Fund, Inc. (Class B)
Alliance Growth and Income Portfolio        5/1/01   12.98%  17.20%     14.18%      -1.68%    -0.47%  14.18%     12.20%     -10.77%
Alliance Premier Growth Portfolio           5/1/01  -29.04%  15.51%     15.99%      -7.38%   -41.21%  12.47%     13.91%     -11.68%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio       11/2/98    9.40%  11.02%     14.49%       6.67%    -3.94%   7.92%     12.51%       1.06%
Fidelity VIP Growth Portfolio              11/2/98  -24.16%  13.53%     16.16%       8.31%   -36.48%  10.47%     14.16%       2.75%
Fidelity VIP High Income Portfolio         11/2/98  -25.06%  -2.30%      6.13%      -7.61%   -37.35%  -5.86%      4.29%     -13.78%

Performance returns given above are for the Allmerica Select SPL sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select SPL (AFLIAC) continued
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select SPL sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                               Sub-                    10 Years or Life of                     10 Years  or Life of
                                            Account                     or Life       Sub-                      or Life        Sub-
                                          Inception        1       5    of Fund    Account         1       5    of Fund     Account
Sub-Accounts                                   Date     Year   Years  (if less)  (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance
Products Trust (Class 2)
FT VIP Franklin Small Cap Fund               5/1/01  -29.89%  11.91%     14.13%     -2.03%   -42.03%   8.82%     11.32%     -10.83%
FT VIP Mutual Shares Securities Fund         5/1/01   23.55%     N/A     11.34%      3.32%     9.78%     N/A      8.03%      -9.97%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund             5/1/01   -4.59%     N/A     15.59%      3.05%   -17.51%     N/A     12.04%     -10.02%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                 5/1/01  -23.88%  12.58%     13.39%     -6.82%   -36.21%   9.50%     11.15%     -11.59%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio 11/2/98  -28.26%   2.01%      4.08%     -1.89%   -40.45%  -1.35%      1.67%      -7.79%

Performance returns given above are for the Allmerica Select SPL sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Variable Life Insurance Product Information

Variable Life Insurance Product Information
--------------------------------------------------------------------------------
Allmerica Select Life and Allmerica Select Inheiritage

Product Description
--------------------------------------------------------------------------------
These policies are individual and joint survivorship flexible premium variable life insurance policies with Death Benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances. the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule
--------------------------------------------------------------------------------
The Policies are flexible premium because, unlike traditional insurance policies, there in no fixed schedule for premium payments. You may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

Cash Value Access
--------------------------------------------------------------------------------
You may make partial withdrawals, borrow up to the loan value of your policy or surrender the policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

Fixed Account Information
--------------------------------------------------------------------------------
You may allocate part or all of your policy value to the Fixed Account. The Fixed Account is a part of our General Account. We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest we will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the policy is in effect. If the policy was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured. The Death Benefit is the Surrender Value of the policy after the final premium payment date.

Charges and Fees
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: These policies provide for a contingent surrender charge which will be deducted if you request a full surrender of the policy or a decrease in face amount during a surrender charge period.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of policy and underwriting class.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge, subsequent transfers may be charged a $10 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the separate account.

State and Local Premium Tax Charge: A charge for state and local premium taxes (if any) is deducted from each premium payment. The premium tax charge may vary based on the insured's residence. An additional up-front sales load (premium expense charge) may apply. The levels of fees and expenses vary among the funds.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

Product Performance Summary

Variable Life Insurance Product Information
--------------------------------------------------------------------------------
Allmerica Select SPL

Product Description
--------------------------------------------------------------------------------
This contract is a modified single premium life insurance contract with Death Benefits, Contract Value, and other features traditionally associated with life insurance. The Contract is variable because the Contract Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule
--------------------------------------------------------------------------------
The Contract requires a single payment on or before the Date of Issue. Additional payments may be made under certain circumstances.

Cash Value Access
--------------------------------------------------------------------------------
The Contract Owner may make partial withdrawals, borrow up to the loan value of your contract or surrender the contract for its Surrender Value. A withdrawal reduces the Death Benefit by the same percentage that the amount withdrawn reduces Contract Value. Loans and withdrawals may be taxable and would be subject to a 10% tax penalty prior to age 59 1/2.

Fixed Account Information
--------------------------------------------------------------------------------
The Contract Owner may allocate part or all of the contract value to the Fixed Account. The Fixed Account is a part of the General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the contract is in effect. If the contract was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured.

Charges and Fees
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the contracts. Please see the prospectus for a detailed description of the specific charges that apply to your contract.

Surrender Charges: These contracts provide for a contingent surrender charge which will be deducted if the Contract Owner requests a full surrender of the contract or a partial withdrawal within ten contract years from the Date of Issue. This charge begins at 10% of the amount that exceeds the free 10% withdrawal amount and decreased to 0% by the tenth contract year.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of contract and underwriting class.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged a $10 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge of 0.90% on an annual basis for mortality and expense risks assumed by the Company and a charge of 0.20% on an annual basis for administrative expenses of the separate account.

Distribution Fee:This fee applies for the first ten contract years only, a charge of 0.90% is assessed on an annual basis for distribution expenses.

Federal and State Payment Tax Charge: This charge is for the first contract year only, a charge of 1.50% is assessed on an annual basis for federal, state and local taxes.

Monthly Administration Charge: A monthly charge is assessed against the contract to cover administration of the contract.

Underlying Fund Expenses:The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

                               Allmerica Select

Allmerica Select products are offered through Allmerica Financial Life Insurance and Annuity Company. Our parent company, First Allmerica Financial, is the nation's fifth oldest life insurance company. Founded in 1844, First Allmerica Financial has been serving the financial needs of its policyholders for more than 150 years.

Allmerica Select brings together the experience and financial strength of Allmerica Financial Life with the talent of some of the world's leading money managers. It's a powerful combination that can help achieve your financial goals.

To be preceded or accompanied by the current Allmerica Select Product prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Select representative or call 1-800-366-1492.

     Allmerica Select Variable Products are issued by Allmerica Financial
        Life Insurance and Annuity Company (First Allmerica Financial
            Life Insurance Company in NY) and offered by Allmerica
      Investments, Inc., member NASD/SIPC. Allmerica Select is a division of the issuing companies.

                                  [LOGO] IMSA

                          [LOGO] ALLMERICA FINANCIAL(R)

                          ALLMERICA INVESTMENTS, INC.

              440 Lincoln Street, Worcester, Massachusetts 01653

                                                         -----------------------
    [LOGO] ALLMERICA FINANCIAL(R)                                 PRESORTED
                                                            BOUND PRINTED MATTER
             ATTN: S130                                         U.S. POSTAGE
440 Lincoln Street, Worcester, Massachusetts 01653                   PAID
                                                                LANCASTER, PA
                                                               PERMIT NO. 310
        Change Service Requested                         -----------------------

Semi-Annual Reports dated June 30, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contractowners of the Allmerica Life Insurance and Annuity Company, Allmerica Select Separate Account II (File No. 811-8746), Inheiritage Account (File No. 811-8120), Allmerica Select Separate Account III (File No. 811-8859) and First Allmerica Financial Life Insurance and Annuity Company, Allmerica Select Separate Account II (File No. 811-8987), Inheiritage Account (File No. 811-8304), Separate Account SPVL (File No. 811-10133), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on September 5, 2001. Accession number 0000927016-01-502795.